Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies - Future minimum charter hire receipts
Year ending December 31,	Amount
2022	279,257
2023	277,263
2024	212,884
2025	100,923
2026	27,169
Total	897,496